UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number

DWS Advisor Funds

(Exact name of registrant as specified in charter)

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

NY Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.5%
New York 96.3%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, University of Albany Foundation Student Housing, Series A, 3.18% *, 11/1/2032 (a)	285,000	285,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 3.25% *, 6/1/2022, KeyBank NA (b)	3,360,000	3,360,000
Islip, NY, Union Free School District 002, Tax Anticipation Notes, 3.5%, 6/29/2006	3,250,000	3,256,172
Long Island, NY, Power Authority, Electric System Revenue, Series 1A, 3.16% *, 5/1/2033, Bayerische Landesbank (b)	1,700,000	1,700,000
New York, Metropolitan Transportation Authority Revenue:
Series 848-D, 144A, 3.19% *, 11/15/2021 (a)	2,490,500	2,490,500
Series PA-1083, 144A, 3.2% *, 5/15/2010 (a)	1,450,000	1,450,000
Series 1040, 144A, 3.2% *, 11/15/2020 (a)	1,100,000	1,100,000
Series B-16, 144A, 3.2% *, 11/15/2027	100,000	100,000
3.47%, 6/8/2006	2,000,000	2,000,000
New York, State Dormitory Authority Revenue:
Series A-09, 144A, 2.78% *, 5/15/2031 (a)	1,995,000	1,995,000
Series 1997, 3.2%, 5/3/2006	1,000,000	1,000,000
Series B09, 144A, 3.2% *, 3/15/2023 (a)	350,000	350,000
Series 1191, 144A, 3.21% *, 5/15/2013 (a)	2,000,000	2,000,000
3.23%, 5/2/2006	2,000,000	2,000,000
New York, State Dormitory Authority Revenue, North Shore-Long Island Jewish, Series A, 3.15% *, 11/1/2034, Citibank NA (b)	825,000	825,000
New York, State General Obligation:
Series B, 2.9% *, 3/15/2030, Dexia Credit Local FRNC (b)	1,080,000	1,080,000
3.28% *, 5/16/2006	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.16% *, 11/1/2036, Bank of New York (b)	1,600,000	1,600,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 3.15% *, 3/15/2026, State Street Bank & Trust Co. (b)	1,600,000	1,600,000
New York, State Power Authority, 3.13%, 5/4/2006	2,000,000	2,000,000
New York, State Power Authority & General Purpose, 3.35% *, 3/1/2016	3,500,000	3,500,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.2% *, 3/15/2025 (a)	3,275,000	3,275,000
New York, Tobacco Settlement Financing Corp.:
Series R-2033, 144A, 3.21% *, 6/1/2021 (a)	1,970,000	1,970,000
Series R-6500, 144A, 3.21% *, 6/1/2021 (a)	2,235,000	2,235,000
New York, Tsasc, Inc., Series R-513CE, 144A, 3.21% *, 6/1/2034	2,200,000	2,200,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.21% *, 4/1/2032, Allied Irish Bank PLC (b)	1,505,000	1,505,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.2% *, 12/1/2034, Allied Irish Bank PLC (b)	1,000,000	1,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series PT-2114, 144A, 3.08% *, 12/15/2011	320,000	320,000
New York City, NY, Transitional Finance Authority Revenue, Series A-40, 144A, 3.2% *, 11/1/2026 (a)	970,000	970,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 3.14% *, 11/15/2022	45,000	45,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1A, 3.15% *, 11/1/2022	780,000	780,000

New York, NY, General Obligation:
Series B2, 3.09% *, 8/15/2022 (a)	200,000	200,000
Series H-3, 3.12% *, 3/1/2034, Bank of New York (b)	100,000	100,000
Series H-2, 3.15% *, 3/1/2034, Bank of New York (b)	300,000	300,000
Series H-6, 3.17% *, 3/1/2034, Fleet National Bank (b)	580,000	580,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 3.15% *, 1/1/2031 (a)	1,000,000	1,000,000
Series B-2, 3.16% *, 1/1/2032	800,000	800,000
Series B-13, 144A, 3.2% *, 11/15/2021 (a)	2,075,000	2,075,000
Series R-2013, 144A, 3.2% *, 11/15/2021 (a)	300,000	300,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.25% *, 11/1/2025, HSBC Bank PLC (b)	3,700,000	3,700,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.21% *, 3/1/2025, Wilber National Bank (b)	1,000,000	1,000,000
Port Authority of New York & New Jersey, 3.2%, 5/2/2006	410,000	410,000
Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Hawthorne Ridge Project, 3.13% *, 10/30/2035, Citizens Bank NA (b)	2,850,000	2,850,000
Sachem, NY, Holbrook Central School District, Tax Anticipation Notes, 3.75%, 6/22/2006	3,000,000	3,007,023
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview, Series B, 3.2% *, 8/1/2033, KeyBank NA (b)	2,300,000	2,300,000
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.25% *, 2/1/2021, KeyBank NA (b)	195,000	195,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.2% *, 9/1/2015, KeyBank NA (b)	1,510,000	1,510,000

		70,318,695
Puerto Rico 3.2%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.18% *, 7/1/2020 (a)	1,370,000	1,370,000
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Macon Trust, Series R, 144A, 3.18% *, 7/1/2035 (a)	1,000,000	1,000,000

		2,370,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 72,688,695)	99.5	72,688,695
Other Assets and Liabilities, Net	0.5	350,527

Net Assets	100.0	73,039,222

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	9.3
Financial Guaranty Insurance Company	5.4
Financial Security Assurance, Inc.	7.9
MBIA Corp.	10.5

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006